Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense:
Current tax expense	$ 184,396	$ 101,950	$ 46,948
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	(124,985)	(60,616)	927
Income tax expense allocated to continuing operations	59,411	41,334	47,875
Income tax expense was allocated to the following components of other comprehensive income:
Currency impact on long term funding	7,211	1,776	68
Total	66,622	43,110	47,943
Ireland
Current tax expense:
Current tax expense	53,248	18,469	28,963
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	(6,166)	553	1,654
United States
Current tax expense:
Current tax expense	60,753	35,478	3,022
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	(118,475)	(52,717)	4,577
Other
Current tax expense:
Current tax expense	70,395	48,003	14,963
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	$ (344)	$ (8,452)	$ (5,304)